Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
Touchstone High Yield Fund Summary
The Fund's Investment Goals
The Touchstone High Yield Fund (the "Fund") seeks to achieve a high level of current income as its primary goal.
Capital appreciation is a secondary consideration.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone High Yield Fund
Management Fees		0.50%
Other Expenses		0.40%
Shareholder Service Fees		0.20%
Total Other Expenses		0.60%
Total Annual Fund Operating Expenses		1.10%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%. This expense limitation will remain in effect until at least April 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Touchstone High Yield Fund
Expense Example, With Redemption, 1 Year	107
Expense Example, With Redemption, 3 Years	345
Expense Example, With Redemption, 5 Years	601
Expense Example, With Redemption, 10 Years	1,336

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests at least 80% of assets, under normal circumstances, in non-investment-grade debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days prior notice to shareholders. The Fund generally invests in non-investment-grade debt securities of domestic corporations. Non-investment-grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of 6 to 10 years, but it may vary from 4 to 12 years.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Sub-Advisor"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that it believes exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that Fort Washington believes offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

The Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed-income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.

Management Risk: Touchstone Advisors, Inc., the Fund's advisor (the "Advisor"), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment-grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment-grade debt securities can also be more difficult to sell for good value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the BofA Merrill Lynch High Yield Cash Pay Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone High Yield Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009	22.20%
Worst Quarter: 4th Quarter 2008	-18.46%
The year-to-date return for the Fund as of March 31, 2013 is 2.50%.
Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone High Yield Fund	High Yield Fund Return	13.45%	8.55%	8.79%
BofA Merrill Lynch High Yield Cash Pay Index	BofA Merrill Lynch High Yield Cash Pay Index	15.44%	9.90%	10.23%